Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions
Schedule of remuneration of key management personnel

	Year Ended December 31,
(in thousands of $, except for the number of stock options & RSUs)	2021	2020	2019
Remuneration of key management personnel
Short-term benefits for senior management members as a group
Gross salary	$3,465	$3,246	$2,829
Variable pay	2,020	1,510	1,091
Employer social security	789	753	910
Other short term benefits	274	156	137
Termination Benefits	382	385	526
Post-employment benefits for senior management members as a group	150	161	161
Cost of stock options granted in the year for senior management members as a group	15,060	42,824	24,457
Cost of restricted stock units granted in the year for senior management members as a group	8,025	—	—
Employer social security cost related to stock options	4,172	11,206	10,255
Total benefits for key management personnel	34,337	60,241	40,366
Numbers of stock options granted in the year
Senior Management as a group	101,446	334,900	405,000
Numbers of restricted stock units granted in the year
Senior Management as a group	22,888	—	—

Remuneration of non-executive directors
Board fees and other short-term benefits for non-executive directors	435	405	423
Cost of stock options granted in the year for non-executive directors	3,263	9,576	4,847
Cost of restricted stock units granted in the year for non-executive directors	1,731	—	—
Total benefits for non-executive board members	$5,429	$9,981	$5,270
Numbers of stock options granted in the year
Non-executive directors	22,950	70,000	70,000
Numbers of restricted stock units granted in the year
Non-executive directors	5,100	—	—